Transactions with Related Parties, Parent Company (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Transactions with Related Parties [Abstract]
Due from related party		$ 12,764,606	$ 18,708,328
Starting balance		18,708,328	4,210,706
Transfers to Treasury manager		7,532,456	38,355,340
Expenditure payments from Treasury manager		(4,419,147)	(8,979,360)
Transfers from Treasury manager for return of capital/dividend distribution	[1]	(8,345,000)	(15,703,322)
Operating expense payments from related party managers		(5,113,324)	(7,903,214)
Amounts advanced to related party managers for expense payments		4,401,293	8,732,619
Working capital guarantee advances to Castor Ships-non current		0	392,983
Working capital guarantee advance transferred to current due to sale of vessel		0	(397,424)
Ending Balance		12,764,606	18,708,328
Average Balance		15,736,467	11,459,517
Parent Company [Member]
Transactions with Related Parties [Abstract]
Due from related party		11,914,451	17,146,109
Starting balance		17,146,109
Ending Balance		$ 11,914,451	$ 17,146,109

[1]	For the year ended December 31, 2023, the amount of $15.7 million was transferred from the Treasury manager to Robin Subsidiaries for return of capital and dividend distribution to the parent company. For the year ended December 31, 2024, the amount of $8.3 million was transferred from the Treasury manager to Robin Subsidiaries for dividend distribution to the parent company.